Leases, Operating leases as lessee (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum future operating lease payments [Abstract]
Lease payments	$ 933,885	$ 996,652
Within the 1st Year [Member]
Minimum future operating lease payments [Abstract]
Lease payments	82,836	77,589
1 to 3 Years [Member]
Minimum future operating lease payments [Abstract]
Lease payments	154,026	143,067
3 to 5 Years [Member]
Minimum future operating lease payments [Abstract]
Lease payments	169,440	158,278
After 5 Years [Member]
Minimum future operating lease payments [Abstract]
Lease payments	$ 527,583	$ 617,718
Building [Member]
Operating leases as lessee [Abstract]
Leased assets expire	Apr. 01, 2029
Cranes [Member]
Operating leases as lessee [Abstract]
Leased assets expire	Jul. 01, 2020
Major Vessel Maintenance [Member]
Operating leases as lessee [Abstract]
Leased assets expire	Mar. 01, 2020
Lift Truck [Member]
Operating leases as lessee [Abstract]
Leased assets expire	Dec. 01, 2019
Computer Equipment [Member]
Operating leases as lessee [Abstract]
Leased assets expire	Oct. 01, 2021